Shareholders' Interest (Schedule Of Assumptions Used In Fair Value Calculation) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
iHM [Member] | Minimum [Member]
Stockholders Equity Note [Line Items]
Expected volatility, minimum			71.00%
Expected life in years			6 years 3 months 18 days
Risk-free interest rate, minimum			0.97%
Dividend yield			0.00%
iHM [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Expected volatility, maximum			77.00%
Expected life in years			6 years 6 months
Risk-free interest rate, maximum			1.55%
Dividend yield			0.00%
CCOH [Member] | Minimum [Member]
Stockholders Equity Note [Line Items]
Expected volatility, minimum	54.00%	55.00%	54.00%
Expected life in years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, minimum	1.73%	1.05%	0.92%
Dividend yield	0.00%	0.00%	0.00%
CCOH [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Expected volatility, maximum	56.00%	56.00%	56.00%
Expected life in years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, maximum	2.08%	2.19%	1.48%